EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Salary and other employee related costs	$ 6,430	$ 11,887	$ 3,542
Restructuring and transaction related costs	4,969	11,862
Settlement re Crypto mining management fees			(2,077)
Insurance	2,128	7,455	1,874
Depreciation and amortisation	1,473	8,535	508
Legal, professional and regulatory fees	1,431	3,925	2,040
Indirect taxes	994	4,208
Property tax	919	349
Consulting fees	533	1,024	910
Repairs and maintenance	455	1,067	921
Audit fees	341	383	318
Office general expenses	285	1,039	536
Public relations and associated activities	255	642	930
Travel	226	839	170
Carbon credits	129		335
Bank charges	34	297	329
Derecognition of variable contingent consideration			(468)
Impairment of intangible assets			712
Hedging Costs			434
Freight, postage & delivery	30	1,625
Capital loss		143
Research costs		11
Foreign exchange loss	(1,683)	(21,234)	729
Total operating expenses	18,949	34,057	11,743
Finance costs - interest on borrowings and bond	11,556	22,661	2,935
Total finance costs	$ 11,556	$ 22,661	$ 2,935